Cover Page	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Harsco Corporation
Document Period End Date	Nov. 02, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address, Address Line One	350 Poplar Church Road,
Entity Address, City or Town	Camp Hill,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	(717)
Local Phone Number	763-7064
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.25 per share
Trading Symbol	HSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000045876
Amendment Flag	false